Revenue (Tables)	9 Months Ended
Sep. 30, 2021
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following table contains a breakdown of the Company's revenue by contract type for the three and nine months ended September 30, 2021 and September 30, 2020. All revenue is part of the Company's tanker segment, except for revenue for the non-US portion of the STS support services and LNG terminal management, consultancy, procurement, and other related services, which are part of the Company's previously existing STS transfer segment (see note 4). The Company’s lease income consists of the revenue from its voyage charters and time-charters.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
	$	$	$	$
Voyage charter revenues
Suezmax	59,651	51,134	177,388	302,839
Aframax	22,767	38,847	73,380	170,680
LR2	17,342	17,007	51,009	93,666
Full service lightering	7,319	18,831	31,501	84,038
Total	107,079	125,819	333,278	651,223

Time-charter revenues
Suezmax	—	35,133	20,390	81,700
Aframax	6,097	4,725	17,629	6,883
LR2	—	2,322	3,428	4,150
Total	6,097	42,180	41,447	92,733

Other revenues
Ship-to-ship support services	1,676	777	3,777	8,619
Vessel management	1,038	1,464	3,557	5,665
LNG terminal management, consultancy, procurement and other	—	—	—	392
Total	2,714	2,241	7,334	14,676

Total revenues	115,890	170,240	382,059	758,632